UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05557

                  PROSPECT STREET(R) HIGH INCOME PORTFOLIO INC.
   -----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
   -----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                        Highland Capital Management, L.P.
                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
   -----------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 665-1287
                                                         -------------------
                       Date of fiscal year end: OCTOBER 31
                                              ---------------
                    Date of reporting period: APRIL 30, 2007
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
13455 Noel Road, Suite 800
Dallas, TX 75240

PHYMC-2QR-0407

                               PROSPECT STREET(R)
                          HIGH INCOME PORTFOLIO, INC.

                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2007


[GRAPHIC OMITTED]
PROSPECT STREET LOGO

CONTENTS

1        Letter to Stockholders

2        Portfolio Statistics

3        Schedule of Investments

8        Statement of Assets and Liabilities

9        Statement of Operations

10       Statement of Cash Flows

11       Statements of Changes in Net Assets

12       Financial Highlights

13       Information Regarding Senior Securities

14       Notes to Financial Statements

21       Additional Information



THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF SHAREHOLDERS OF PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

LETTER TO STOCKHOLDERS

Dear Stockholders:

     We are pleased to provide you with our report for Prospect Street High Income Portfolio, Inc. (the "Fund") for the six months ended April 30, 2007. On April 30, 2007, the net asset value of the Fund was $3.62 per share of common stock, as compared to $3.39 on October 31, 2006. On April 30, 2007, the closing market price of the Fund's shares on the New York Stock Exchange was $3.32 per share of common stock, as compared to $3.23 on October 31, 2006. During the six months ended April 30, 2007, the Fund distributed to common stockholders $0.1385 per share.

THE FUND'S INVESTMENTS:

     The total return on the Fund's per share market price, assuming reinvestment of dividends, for the six months ended April 30, 2007, was 7.20%. The total return on the Fund's net assets was 11.37% for the six months ended April 30, 2007. The variation in total returns is attributable to the increase in the market price of the Fund's shares of 2.79% relative to an increase in the net asset value of the Fund's shares of 6.78% during the period.

     On April 16, 2007, the Board of Directors declared a dividend of $0.0235 per share of common stock, payable on the last day of business for the month of May 2007.

Respectfully submitted,

/S/JAMES DONDERO
James Dondero
President

/S/MARK OKADA
Mark Okada
Executive Vice President

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
PORTFOLIO STATISTICS
AS OF APRIL 30, 2007 (UNAUDITED)

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                         INVESTMENT TYPE BY MARKET VALUE
                     (AS A PERCENTAGE OF TOTAL INVESTMENTS)

Corporate Notes and Bonds 83.84%
Common Stock              12.35%
Senior Loans               3.81%

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF APRIL 30, 2007

                                                                                             Ratings
                                                                                  ----------------------------
         Principal                                                                                   Standard &          Value (m)
         Amount ($)        Description                                               Moody's           Poor's               ($)
      --------------     --------------                                           -------------       --------          ------------
SENIOR LOANS - 4.96% (A) (B)

                  UNITED KINGDOM - 0.26%
                  UTILITIES - 0.26%
          42,575  Eggborough Power Ltd., Term Loan, 03/31/2022 (c) (d) (e) .....        NR                NR                283,104
                                                                                                                        -----------
                  TOTAL UNITED KINGDOM                                                                                      283,104
                                                                                                                        -----------
                  UNITED STATES - 4.70%

                  AEROSPACE AND DEFENSE - 0.45%
         500,000  US Airways Group, Inc., Term Loan, 7.85%, 03/23/2014 .........        B2                B                 503,310
                                                                                                                        -----------
                                                                                                                            503,310
                                                                                                                        -----------
                  AUTOMOBILE - 0.00%
           5,000  Ford Motor Co., Term Loan, 8.36%, 12/15/2013 .................        Ba3               B                   5,036
                                                                                                                        -----------
                                                                                                                              5,036
                                                                                                                        -----------
                  CONTAINERS, PACKAGING AND GLASS - 0.22%
         250,000  Consolidated Container Co., LLC, Second Lien Term Loan,
                     10.82%, 09/21/2014 ........................................        Caa1              CCC               248,438
                                                                                                                        -----------
                                                                                                                            248,438
                                                                                                                        -----------
                  HEALTHCARE, EDUCATION AND CHILDCARE - 1.34%
       1,492,443  CCS Medical, Inc., First Lien Term Loan, 8.62%, 09/30/2012 ...        B3                B-              1,495,473
                                                                                                                        -----------
                                                                                                                          1,495,473
                                                                                                                        -----------
                  HOUSING - 1.81%
       2,000,000  Weststate Land Partners LLC, Second Lien Term Loan,
                     13.82%, 05/01/2007 ........................................        Caa1              NR              2,015,000
                                                                                                                        -----------
                                                                                                                          2,015,000
                                                                                                                        -----------

                  UTILITIES - 0.88%
         936,983  Calpine Construction Finance Co., L.P., First Lien Term Loan,
                     08/26/2009 (c) ............................................        NR                CCC               982,267
                                                                                                                        -----------
                                                                                                                            982,267
                                                                                                                        -----------

                  TOTAL UNITED STATES ..........................................                                          5,249,524
                                                                                                                        -----------
                  TOTAL SENIOR LOANS (COST $5,487,807) .........................                                          5,532,628
                                                                                                                        -----------
    CORPORATE NOTES & BONDS - 108.94% (A)

                  AEROSPACE AND DEFENSE - 4.84%
       4,000,000  Delta Air Lines, 12/15/2029 (d) (f) ..........................        NR                NR              2,120,000
                  Northwest Airlines, Inc.
       1,500,000     06/01/2007 (d) (f) ........................................        NR                D               1,170,000
       2,003,100     Series 2002-1, Class C2, 9.06%, 05/20/2012 ................        NR                CCC             2,113,271
                                                                                                                        -----------
                                                                                                                          5,403,271
                                                                                                                        -----------

              See accompanying notes to the financial statements.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
AS OF APRIL 30, 2007

                                                                                             Ratings
                                                                                  ----------------------------
         Principal                                                                                   Standard &          Value (m)
         Amount ($)        Description                                               Moody's           Poor's               ($)
      --------------     --------------                                           -------------       --------          ------------
CORPORATE NOTES & BONDS (CONTINUED)

                  AUTOMOBILE - 4.15%
       3,500,000  American Tire Distributors Holdings, Inc.,
                       11.60%, 04/01/2012 (g) ..................................        Caa1              CCC+            3,587,500
       1,000,000  KAR Holdings, Inc., 10.00%, 05/01/2015 (h) ...................        Caa1              CCC             1,041,250
                                                                                                                        -----------
                                                                                                                          4,628,750
                                                                                                                        -----------
                  BROADCASTING AND ENTERTAINMENT - 13.30%
       2,861,000  CCH I LLC, 11.00%, 10/01/2015 ................................        Caa2              CCC             3,054,117
       3,000,000  CCO Holdings, LLC, 8.75%, 11/15/2013 .........................        Caa1              CCC             3,161,250
                  Clarke American Corp.
         500,000       9.50%, 05/15/2015 (h) ...................................        Caa1              B-                505,625
       1,000,000       10.11%, 05/15/2015 (g) (h) ..............................        Caa1              B-              1,002,500
       1,000,000  PRIMEDIA, Inc., 10.74%, 05/15/2010 (g) .......................        B2                B               1,036,250
       3,000,000  Umbrella Acquisition, 9.75%, 03/15/2015 PIK (f) (h) ..........        B3                CCC+            3,026,250
       3,000,000  Young Broadcasting, Inc., 10.00%, 03/01/2011 .................        Caa1              CCC-            3,067,500
                                                                                                                        -----------
                                                                                                                         14,853,492
                                                                                                                        -----------
                  BUILDINGS AND REAL ESTATE - 5.88%
       2,000,000  Associated Materials, Inc., 0.00%, 03/01/2014 (i) ............        Caa2              CCC             1,510,000
       2,000,000  Builders FirstSource, Inc., 9.61%, 02/15/2012 (g) ............        B2                B               2,042,500
         500,000  Mobile Mini, Inc., 6.88%, 05/01/2015 (h) .....................        B1                BB-               502,500
       2,500,000  Realogy Corp, 10.50%, 04/15/2014 (h) .........................        Caa1              B-              2,509,375
                                                                                                                        -----------
                                                                                                                          6,564,375
                                                                                                                        -----------
                  CABLE/WIRELESS VIDEO - 5.44%
       4,500,000  Intelsat Bermuda, Ltd., 11.25%, 06/15/2016 (h) ...............        Caa1              B               5,130,000
       1,000,000  Intelsat Ltd., 7.63%, 04/15/2012 .............................        Caa1              B                 942,500
                                                                                                                        -----------
                                                                                                                          6,072,500
                                                                                                                        -----------
                  CARGO TRANSPORT - 0.76%
       1,000,000  Motor Coach Industries International, Inc., 11.25%, 05/01/2009        Ca                CC                850,000
                                                                                                                        -----------
                                                                                                                            850,000
                                                                                                                        -----------

                  CHEMICALS, PLASTICS AND RUBBER - 0.93%
       1,000,000  Polypore, Inc., 8.75%, 05/15/2012 ............................        Caa1              CCC+            1,036,250
                                                                                                                        -----------
                                                                                                                          1,036,250
                                                                                                                        -----------

                  CONTAINERS, PACKAGING AND GLASS - 5.58%
       3,800,000  Solo Cup Co., 8.50%, 02/15/2014 (f) ..........................        Caa2              CCC-            3,334,500
       3,000,000  Tekni-Plex, Inc., Series B, 12.75%, 06/15/2010 (f) ...........        Caa3              C               2,895,000
                                                                                                                        -----------
                                                                                                                          6,229,500
                                                                                                                        -----------

                  DIVERSIFIED/CONGLOMERATE SERVICE - 2.78%
       3,000,000  HydroChem Industrial Services, Inc., 9.25%, 02/15/2013 (h) ...        B3                CCC+            3,105,000
                                                                                                                        -----------
                                                                                                                          3,105,000
                                                                                                                        -----------

                  ELECTRONICS - 0.95%
       1,000,000  WII Components, Inc., 10.00%, 02/15/2012 .....................        B1                B-              1,060,000
                                                                                                                        -----------
                                                                                                                          1,060,000
                                                                                                                        -----------

              See accompanying notes to the financial statements.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
AS OF APRIL 30, 2007

                                                                                             Ratings
                                                                                  ----------------------------
         Principal                                                                                   Standard &          Value (m)
         Amount ($)        Description                                               Moody's           Poor's               ($)
      --------------     --------------                                           -------------       --------          ------------
CORPORATE NOTES & BONDS (CONTINUED)

                  FINANCE - 0.94%
       1,000,000  iPayment, Inc., 9.75%, 05/15/2014 ............................        Caa1              CCC+            1,046,250
                                                                                                                        -----------
                                                                                                                          1,046,250
                                                                                                                        -----------
                  FOOD, BEVERAGE AND TOBACCO - 9.17%
       3,000,000  Buffets, Inc., 12.50%, 11/01/2014 ............................        Caa1              CCC             3,165,000
       6,600,000  Chiquita Brands International, Inc., 7.50%, 11/01/2014 .......        Caa2              CCC+            6,072,000
         500,000  Land O' Lakes Capital Trust I, 7.45%, 03/15/2028 (h) .........        B2                B-                481,250
         500,000  Outback Steakhouse, Inc., 9.63%, 05/15/2015 (h) ..............        Caa1              B-                516,875
                                                                                                                        -----------
                                                                                                                         10,235,125
                                                                                                                        -----------

                  FOREST PRODUCTS - CONTAINERS - 5.05%
       2,000,000  Graphic Packaging International, Inc., 9.50%, 08/15/2013 .....        B3                B-              2,150,000
                  Newpage Corp.
       1,250,000       12.00%, 05/01/2013 (f) ..................................        B3                CCC+            1,395,313
       2,118,115       12.39%, 11/01/2013 PIK (g) ..............................        B2                NR              2,091,638
                                                                                                                        -----------
                                                                                                                          5,636,951
                                                                                                                        -----------
                  HEALTHCARE, EDUCATION AND CHILDCARE - 8.47%
       2,807,319  Argatroban Royalty Sub LLC., 12.00%, 09/30/2014 ..............        NR                NR              2,821,356
                  HCA, Inc.
       1,000,000      6.50%, 02/15/2016 ........................................        Caa1              B-                876,250
         500,000      7.69%, 06/15/2025 ........................................        Caa1              B-                447,094
         500,000      7.50%, 11/15/2095 ........................................        Caa1              B-                413,827
       2,000,000  Risperidone, 7.00%, 01/18/2018 ...............................        NR                NR              1,900,000
       1,920,000  Eszopiclone, 12.00%, 06/30/2014 ..............................        NR                NR              2,092,800
       1,000,000  Select Medical Corp., 7.63%, 02/01/2015 ......................        B3                CCC+              905,000
                                                                                                                        -----------
                                                                                                                          9,456,327
                                                                                                                        -----------

                  HOME AND OFFICE FURNISHINGS, HOUSEWARES, AND DURABLE CONSUMER - 3.43%
                  Spectrum Brands, Inc.
       2,000,000     11.25%, 10/02/2013 PIK (f) (g) ............................        Caa3              CCC-            1,875,000
       2,450,000     7.38%, 02/01/2015 (f) .....................................        Caa3              CCC-            1,953,875
                                                                                                                        -----------
                                                                                                                          3,828,875
                                                                                                                        -----------

                  HOTELS, MOTELS, INNS AND GAMING - 2.52%
       2,000,000  Trump Entertainment Resorts Holdings, LP, 8.50%, 06/01/2015 ..        Caa1              B-              2,022,500
         750,000  Virgin River Casino Corp., 9.00%, 01/15/2012 .................        B3                B                 787,500
                                                                                                                        -----------
                                                                                                                          2,810,000
                                                                                                                        -----------

                  INFORMATION TECHNOLOGY - 4.70%
       6,000,000  MagnaChip Semiconductor, 8.60%, 12/15/2011 (g) ...............        B2                B               5,250,000
                                                                                                                        -----------
                                                                                                                          5,250,000
                                                                                                                        -----------

              See accompanying notes to the financial statements.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
AS OF APRIL 30, 2007

                                                                                             Ratings
                                                                                  ----------------------------
         Principal                                                                                   Standard &          Value (m)
         Amount ($)        Description                                               Moody's           Poor's               ($)
      --------------     --------------                                           -------------       --------          ------------
CORPORATE NOTES & BONDS (CONTINUED)

                  LEISURE, AMUSEMENT, MOTION PICTURES, ENTERTAINMENT - 9.70%
                  Ames True Temper, Inc.
       2,000,000        9.36%, 01/15/2012 (g) ..................................        Caa1              CCC+            2,050,000
       1,375,000        10.00%, 07/15/2012 (f) .................................        Caa3              CCC-            1,364,687
                  Six Flags, Inc.
       2,000,000      8.88%, 02/01/2010 (f) ....................................        Caa1              CCC             2,042,500
       2,000,000      4.50%, 05/15/2015 ........................................        Caa1              CCC             2,312,500
       3,000,000  Wimar Opco LLC Finance Corp., 9.63%, 12/15/2014 (h) ..........        B3                CCC+            3,060,000
                                                                                                                        -----------
                                                                                                                         10,829,687
                                                                                                                        -----------
                  MACHINERY (NON-AGRICULTURAL, NON-CONSTRUCTION, NON-ELECTRONIC) - 1.81%
       2,000,000  ALH Finance LLC, 8.50%, 01/15/2013 ...........................        B3                CCC+            2,020,000
                                                                                                                        -----------
                                                                                                                          2,020,000
                                                                                                                        -----------

                  OIL AND GAS - 0.93%
       1,000,000  SemGroup, LP, 8.75%, 11/15/2015 (h) ..........................        B1                NR              1,037,500
                                                                                                                        -----------
                                                                                                                          1,037,500
                                                                                                                        -----------

                  PERSONAL, FOOD, AND MISCELLANEOUS SERVICES - 1.17%
         767,235  Outsourcing Services Group, Inc., 9.00%, 03/01/2009 PIK (j) ..        NR                NR                      0
         250,000  Rare Restaurant Group, LLC, 9.25%, 05/15/2014 (h) ............        Caa1              CCC+              254,375
       1,000,000  Sbarro, Inc., 10.38%, 02/01/2015 (h) .........................        Caa1              CCC             1,052,500
                                                                                                                        -----------
                                                                                                                          1,306,875
                                                                                                                        -----------

                  TELECOMMUNICATIONS - 16.44%
       2,000,000  Adelphia Communication Corp., 10.25%, 06/15/2011 (g) .........        NR                NR                840,000
       4,000,000  BTI Telecom Corp., 10.50%, 09/15/2007 (j) ....................        NR                NR              2,000,000
       1,000,000  Digicel Group, Ltd., 9.13%, 01/15/2015 PIK (f) (h) ...........        Caa2              NR                972,500
       2,000,000  Grande Communications Holdings, Inc., 14.00%, 04/01/2011 .....        Caa1              B-              2,170,000
       3,000,000  Network Communications, Inc., 10.75%, 12/01/2013 .............        B2                B-              3,090,000
         500,000  Nordic Telephone Co. Holdings, 8.88%, 05/01/2016 (h) .........        B2                B                 540,000
       1,700,000  Nortel Networks, Ltd., 10.75%, 07/15/2016 (h) ................        B3                B-              1,921,000
       6,000,000  SunCom Wireless Holdings, Inc., 8.50%, 06/01/2013 ............        Caa2              CCC-            6,292,500
         500,000  Virgin Media Finance PLC, 8.75%, 04/15/2014 ..................        B2                B-                527,500
                                                                                                                        -----------
                                                                                                                         18,353,500
                                                                                                                        -----------

                  UTILITIES - 0.00%
         56,303   USGen New England, Inc., 01/02/2015 (d) (h) ..................        NR                NR                      0
                                                                                                                        -----------
                                                                                                                                  0
                                                                                                                        -----------

                  TOTAL CORPORATE NOTES & BONDS (cost $121,746,719) ............                                        121,614,228
                                                                                                                        -----------


              See accompanying notes to the financial statements.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
AS OF APRIL 30, 2007

                                                                                       Value (m)
          Shares           Description                                                    ($)
      --------------     --------------                                               ------------
COMMON STOCKS - 16.04% (A) (K)

         555,258  Altiva Financial Corp ........................................             5,553
          46,601  American Banknote Corp. ......................................           862,118
         853,905  ICO Global Communications Holding Ltd. .......................         3,612,018
       1,155,224  Motient Corp. ................................................        12,822,986
           5,210  Northwest Airlines Corp., Rights, 05/07/07 (f) ...............             1,459
          24,015  Outsourcing Services Group, Inc. (j) .........................                 0
          19,723  Owens Corning, Inc. ..........................................           604,509
             303  Viatel Holding Bermuda Ltd. ..................................                11
                                                                                      ------------
                  TOTAL COMMON STOCKS (COST $24,471,026) .......................        17,908,654
                                                                                      ------------
         UNITS
     -------------

WARRANT - 0.00% (A) (K)

         5,000    XM Satellite Radio, Inc., 03/15/2010 .........................                 0
                                                                                      ------------
                  TOTAL WARRANT (COST $870,339) ................................                 0
                                                                                      ------------
                  TOTAL INVESTMENTS - 129.94% (COST $152,575,891) (L) ..........       145,055,510
                                                                                      ------------
                  OTHER ASSETS & LIABILITIES, NET - 5.89% ......................         6,578,284
                                                                                      ------------
                  PREFERRED SHARES - (35.83)% ..................................       (40,000,000)
                                                                                      ------------
                  NET ASSETS APPLICABLE TO COMMON STOCK - 100.00% ..............       111,633,794
                                                                                      ============

(a)  Percentages are based on net assets applicable to common stock.
(b) Senior loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. (Unless otherwise identified by footnote (e), all senior loans carry a variable interest rate). These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") or (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at April 30, 2007. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(c) All or a portion of this position has not settled. Contract rates do not take effect until settlement date.
(d) The issuer is in default of certain debt covenants. Income is not being accrued.
(e)  Fixed rate senior loan.
(f) Securities (or a portion of securities) on loan as of April 30, 2007. See footnote 8.
(g) Variable rate security. The interest rate shown reflects the rate in effect at April 30, 2007.
(h) Rule 144A securities - Private placement securities issued under Rule 144A are exempt from the registration requirement of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2007, the market value of these securities aggregated to $26,658,500 or 23.88% of net assets applicable to common stock. These securities have been determined by the Fund's investment adviser to be liquid securities.
(i) Step coupon - a bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. The coupon rate will be 0.00% until the date shown below and thereafter the subsequent rate shown below.

         SECURITY                            DATE              RATE
         Associated Materials, Inc.         03/01/09          11.25%

(j)  Fair value price by Board of Directors. See footnote 2.
(k)  Non-income producing security.
(l) The cost on a tax basis is identical to book. Unrealized appreciation and depreciation on investments are as follows:

         Gross unrealized appreciation      $    4,758,309
         Gross unrealized depreciation         (12,278,690)
                                            --------------
         Net unrealized depreciation        $   (7,520,381)
                                            ==============

(m)  See footnote 2(a).
PIK  Payment in Kind
"NR" Not Rated

              See accompanying notes to the financial statements.
                                       7

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
AS OF APRIL 30, 2007

                                                                                                                           ($)
                                                                                                                     -------------
ASSETS:
         Investment in securities, at value ($152,575,891, at cost; see Schedule of Investments and Note 1)            145,055,510
         Foreign currency (Cost $1,047,445) ..............................................................               1,113,106
         Cash and cash equivalents .......................................................................               8,339,149
         Cash held as collateral for securities loaned (Note 8) ..........................................              19,020,420
         Interest and dividend receivable ................................................................               2,990,048
         Receivable for investments sold .................................................................              14,913,891
         Prepaid assets ..................................................................................                  60,327
                                                                                                                     -------------
                Total assets .............................................................................             191,492,451
                                                                                                                     -------------
LIABILITIES:
         Payable upon receipt of securities loaned (Note 8) ..............................................              19,020,420
         Investment advisory fee payable .................................................................                  79,031
         Payable for investments purchased ...............................................................              20,566,316
         Preferred shares distribution payable ...........................................................                  31,585
         Other accounts payable ..........................................................................                 161,305
                                                                                                                     -------------
                Total liabilities ........................................................................              39,858,657
                                                                                                                     -------------
PREFERRED SHARES:
         Preferred shares, $0.01 par value ($25,000 liquidation preference)
                  Authorized - 1,000,000 shares
                  Issued and outstanding - 1,600 Series W shares (Note 7) ................................              40,000,000
                                                                                                                     -------------
                  Total preferred shares .................................................................              40,000,000
                                                                                                                     -------------
NET ASSETS APPLICABLE TO COMMON STOCK:
         Common stock, $0.03 par value
                  Authorized - 100,000,000 shares
                  Issued and outstanding - 30,874,699 shares .............................................                 926,241
         Capital in excess of par value ..................................................................             280,778,320
         Accumulated  net  realized   gain/(loss)  on  Investments  and  foreign
         currency transactions ...........................................................................            (163,343,771)
         Undistributed net investment income .............................................................                 982,367
         Net unrealized  appreciation/(depreciation)  on investments and translation of assets and
                  liabilities denominated in foreign currency ............................................              (7,709,363)
                                                                                                                     -------------
                  Net assets applicable to common stock ..................................................             111,633,794
                                                                                                                     =============
                  Net asset value per common stock outstanding ...........................................                    3.62
                                                                                                                     =============

              See accompanying notes to the financial statements.
                                       8

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2007 (unaudited)

                                                                                                                           ($)
                                                                                                                     -------------
INVESTMENT INCOME:
         Interest Income .................................................................................               5,631,900
         Accretion of bond discount ......................................................................                 223,292
         Securities lending income .......................................................................                  70,277
                                                                                                                     -------------
                  Total investment income ................................................................               5,925,469
                                                                                                                     -------------
EXPENSES:
         Investment advisory fee (Note 3) ................................................................                 473,078
         Sub-administration fee ..........................................................................                  21,374
         Transfer agency fees ............................................................................                  13,541
         Printing expense ................................................................................                   3,451
         Legal fees ......................................................................................                     492
         Registration expenses ...........................................................................                  14,238
         Rating agency fees ..............................................................................                   8,430
         Audit fees ......................................................................................                   5,825
         Insurance expenses ..............................................................................                  36,751
         Custody fee .....................................................................................                   2,040
         Preferred shares broker expense .................................................................                  50,708
         Directors' fees and expenses (Note 5) ...........................................................                  14,899
         Miscellaneous expense                                                                                                 273
                                                                                                                     -------------
                  Total expenses .........................................................................                 645,100
                                                                                                                     -------------
                  Net investment income ..................................................................               5,280,369
                                                                                                                     -------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
         Net realized gain/(loss) on investments .........................................................               5,384,981
         Net realized gain/(loss) on foreign currency transactions .......................................                 324,716
         Net change in unrealized appreciation/(depreciation) on investments .............................               1,550,018
         Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities
                  denominated in foreign currency ........................................................                (137,675)
                                                                                                                     -------------
                  Net realized and unrealized gain/(loss) on investments .................................               7,122,040
                                                                                                                     -------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS ..................................................................              (1,027,278)
                                                                                                                     -------------
                  Net change in net assets resulting from operations .....................................              11,375,131
                                                                                                                     =============


                  See accompanying notes to the financial statements.
                                       9

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2007 (unaudited)

                                                                                                                           ($)
                                                                                                                     -------------
CASH FLOW FROM OPERATING ACTIVITIES:
         Interest received ...............................................................................               5,603,121
         Increase in cash held as collateral for securities  loaned ......................................              (7,374,560)
         Operating  expenses  paid .......................................................................                (778,557)
         Preferred  shares   distributions ...............................................................              (1,032,464)
         Purchase of portfolio securities ................................................................            (159,370,449)
         Increase in payable  upon  receipt  of  securities loaned .......................................               7,374,560
         Sales and maturities of portfolio securities ....................................................             161,910,483
                                                                                                                     -------------
                  Net cash and foreign currency provided by operating activities .........................               6,332,134
                                                                                                                     -------------
CASH FLOW FROM FINANCING ACTIVITIES:
         Common stock distributions paid from net investment income ......................................              (4,276,147)
                                                                                                                     -------------
                  Net cash used by financing activities ..................................................              (4,276,147)
                                                                                                                     -------------
NET CHANGE IN CASH AND FOREIGN CURRENCY ..................................................................               2,055,987
CASH AND FOREIGN CURRENCY, BEGINNING OF THE PERIOD .......................................................               7,396,268
                                                                                                                     -------------
CASH AND FOREIGN CURRENCY, END OF THE PERIOD .............................................................               9,452,255
                                                                                                                     =============

RECONCILIATION OF NET CHANGES IN NET ASSETS RESULTING FROM OPERATIONS TO NET CASH USED BY
OPERATING ACTIVITIES:
         Net change in net assets resulting from operations ..............................................              11,375,131
         Change in interest and dividends receivable .....................................................                 (99,056)
         Change in investments ...........................................................................               2,540,034
         Change in prepaids ..............................................................................                  28,247
         Change in investment advisory fee payable .......................................................                    (584)
         Change in accrued expenses ......................................................................                (161,120)
         Change in distributions payable .................................................................                  (5,186)
         Net realized gain/(loss) on investments and foreign currency transactions .......................              (5,709,697)
         Net change in unrealized appreciation/(depreciation) on investments and translation of assets and
                  liabilities denominated in foreign currency ............................................              (1,412,343)
         Accretion of bond discount ......................................................................                (233,292)
                                                                                                                     -------------
                  Net cash and foreign currency provided by operating activities .........................               6,322,134
                                                                                                                     =============

              See accompanying notes to the financial statements.
                                       10

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                Six Months
                                                                                                  Ended                  Year
                                                                                              April 30, 2007             Ended
                                                                                                (unaudited)         October 31, 2006
                                                                                                     $                      $
                                                                                              --------------        --------------
FROM OPERATIONS:
   Net investment income ...............................................................           5,280,369            11,151,963
   Net realized gain/(loss) on investments and foreign currency transactions ...........           5,709,697             6,083,806
   Net change in unrealized appreciation/(depreciation) on investments
     and translation of assets and liabilities denominated in foreign currency .........           1,412,343            (3,066,847)
   Distributions to preferred shareholders .............................................          (1,027,278)           (1,910,723)
                                                                                              --------------        --------------
                  Net change in net assets resulting from operations ...................          11,375,131            12,258,199
                                                                                              --------------        --------------
FROM DISTRIBUTIONS TO COMMON STOCKHOLDERS:
   Distributions to common stockholders from net investment income .....................          (4,276,147)           (8,166,360)
                                                                                              --------------        --------------
                  Net decrease in net assets resulting from distributions ..............          (4,276,147)           (8,166,360)
                                                                                              --------------        --------------
                  Total change in net assets ...........................................           7,098,984             4,091,839

NET ASSETS APPLICABLE TO COMMON STOCK:
   Beginning of period .................................................................         104,534,810           100,442,971
                                                                                              --------------        --------------
   End of period (including undistributed net investment income of $982,367
     and $1,005,423, respectively) .....................................................         111,633,794           104,534,810
                                                                                              ==============        ==============

              See accompanying notes to the financial statements.
                                       11

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
FINANCIAL HIGHLIGHTS
Selected per share data and ratios
For each share of common stock outstanding throughout the periods presented


                                                       SIX MONTHS
                                                         ENDED
                                                       APRIL 30,
                                                         2007                     FOR THE YEARS ENDED OCTOBER 31,
                                                      (UNAUDITED)      2006        2005       2004      2003       2002
                                                       ---------     --------    --------   -------   --------   -------
Net asset value, beginning of period ................  $    3.39     $   3.25    $   3.08   $  2.61   $   1.77   $  3.12
                                                       ---------     --------    --------   -------   --------   -------
Net investment income (a) ...........................  $    0.17     $   0.35    $   0.36   $  0.35   $   0.37   $  0.46
Net realized and unrealized gain/(loss)
  on investments (a) ................................  $    0.23     $   0.11    $   0.14   $  0.47   $   0.81   $ (0.95)
Distributions to preferred stockholders .............  $   (0.03)    $  (0.06)   $  (0.04)  $ (0.02)  $  (0.02)  $ (0.05)(b)
                                                       ---------     --------    --------   -------   --------   -------
  Total from investment operations ..................  $    0.37     $   0.40    $   0.46   $  0.80   $   1.16   $ (0.54)
Distributions:
Distributions from accumulated net
  investment income:
  To common stockholders ............................  $   (0.14)    $  (0.26)   $  (0.29)  $ (0.33)  $  (0.32)  $ (0.42)(c)
Distributions to common stockholders from
  paid in capital (d) ...............................         --           --          --        --         --     (0.39)
                                                       ---------     --------    --------   -------   --------   -------
  Total distributions ...............................  $   (0.14)    $  (0.26)   $  (0.29)  $ (0.33)  $  (0.32)  $ (0.81)
                                                       ---------     --------    --------   -------   --------   -------
Net asset value, end of period ......................  $    3.62     $   3.39    $   3.25   $  3.08   $   2.61   $  1.77
                                                       =========     ========    ========   =======   ========   =======
Per share market value, end of period ...............  $    3.32     $   3.23(e) $   2.77   $  3.24   $   2.96   $  2.02
                                                       =========     ========    ========   =======   ========   =======
Total investment return based on market
  value (f) .........................................      7.20%(g)    26.86%(e)   (6.90%)   21.61%     66.45%   (42.19%)
                                                       =========     ========    ========   =======   ========   =======
Net assets, end of period (h) .......................  $ 111,634     $104,535    $100,443   $93,894   $ 74,113   $49,182
                                                       =========     ========    ========   =======   ========   =======
Ratio of operating expenses to average net
  assets, applicable to common stock (i) ............      1.22%        1.67%       1.85%     2.18%      4.07%     3.22%
Ratio of net investment income to average
  net assets, applicable to common stock (i) ........      9.97%       10.15%      10.08%    11.88%     16.60%    15.99%
Portfolio turnover rate .............................    120.51%(g)   150.28%      72.84%    81.25%    111.35%    96.89%

(a) Calculation is based on average shares outstanding during the indicated period due to the per share effect of the Fund's rights offerings.
(b) Presentation of distributions paid to preferred stockholders has been changed from prior financial reports filed by the Fund due to the reclassification from total distributions to total from investment operations presented above.
(c) Presentation has been changed from prior financial reports filed by the Fund due to the reclassification of the distributions paid to common stockholders from net investment income to return of capital.
(d) Taxes are calculated on a calendar year basis, whereas this data is calculated on a fiscal year (ending October 31) basis.
(e) A closing market price of $3.24, rather than $3.23, was disclosed in the Fund's October 31, 2006 annual report as its New York Stock Exchange ("NYSE") market price at October 31, 2006. This occurred because the composite index price was inadvertently used instead of the NYSE price. Accordingly, the one-year return for the fiscal year ended October 31, 2006 was 26.86%, rather than 27.23%.
(f) Total investment return based on market value may result in substantially different returns than investment return based on net asset value, because market value can be significantly greater or less than the net asset value. Total investment return calculation assumes reinvestment of dividends, and does not contemplate any over-distribution.
(g)  Not annualized.
(h)  Dollars in thousands
(i) Ratios do not reflect the effect of dividend payments to preferred stockholders.

              See accompanying notes to the financial statements.
                                       12

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
INFORMATION REGARDING SENIOR SECURITIES

                                      SIX MONTHS
                                         ENDED
                                        APRIL 30,
                                         2007                               AS OF OCTOBER 31,
                                      (UNAUDITED)      2006         2005         2004        2003        2002
                                      ----------    ----------   ----------  ----------   ----------  ----------
Total Amount Outstanding:
  Indebtedness .....................  $        --   $       --   $       --  $       --   $       --  $       --
  Preferred stock ..................   40,000,000   40,000,000   40,000,000  40,000,000   40,000,000  56,500,000
Asset Coverage:
  Per indebtedness(a) ..............          N/A          N/A          N/A         N/A          N/A         N/A
  Per preferred share(b) ...........         379%         372%         351%        334%         285%        187%
Involuntary Liquidation Preference:
  Per preferred share(c) ...........  $    25,000   $   25,000   $   25,000  $   25,000   $   25,000  $   25,000
Approximate Market Value:
  Per note .........................          N/A          N/A          N/A         N/A          N/A         N/A
  Per preferred share ..............  $    25,000   $   25,000   $   25,000  $   25,000   $   25,000  $   25,000

(a) Calculated by subtracting the Fund's total liabilities (not including bank loans and senior securities) from the Fund's total assets and dividing such amount by the principal amount of the debt outstanding.

(b) Calculated by subtracting the Fund's total liabilities (not including bank loans and senior securities) from the Fund's total assets and dividing such amount by the principal amount of the debt outstanding and aggregate liquidation preference of the outstanding preferred stock.

(c) Plus accumulated and unpaid dividends.

              See accompanying notes to the financial statements.
                                       13

                  PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
                         NOTES TO FINANCIAL STATEMENTS
                           APRIL 30, 2007 (UNAUDITED)

(1) ORGANIZATION AND OPERATIONS:
    Prospect Street High Income Portfolio, Inc. (the "Fund") was organized as a corporation in the state of Maryland on May 13, 1988, and is registered with the Securities and Exchange Commission as a diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on December 5, 1988. The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

    The Fund invests primarily in securities of fixed-maturity, corporate debt securities and redeemable preferred stocks that are rated less than investment-grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment-grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer, and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment-grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

    See the Schedule of Investments for information on individual securities, as well as industry diversification and credit quality ratings.

(2) SIGNIFICANT ACCOUNTING POLICIES:

    (A) VALUATION OF INVESTMENTS Investments for which listed market quotations are readily available are stated at market value, which is determined by using the last reported sale price or, if no sales are reported, as in the case of some securities traded over-the-counter, the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.

    Other investments, which comprise the major portion of the Fund's portfolio holdings, are primarily non-investment grade corporate debt securities, for which market quotations are not readily available due to a thinly traded market with a limited number of market makers. These investments are stated at fair value on the basis of subjective valuations furnished by an independent pricing service or broker dealers, subject to review and adjustment by Highland Capital Management, L.P. ("Highland" or the "Investment Adviser") based upon quotations obtained from market makers. The independent pricing service determines value based primarily on quotations from dealers and brokers, market transactions, accessing data from quotation services, offering sheets obtained from dealers and various relationships between securities. The independent pricing service utilizes the last sales price based on odd-lot trades, if available. If such price is not available, the price furnished is based on round-lot or institutional size trades. For securities in which there is no independent price from a pricing service or from round-lot or institutional size trades, they are priced at fair value in good faith by the Board of Directors.

    The fair value of restricted securities is determined by the Investment Adviser pursuant to procedures approved by the Board of Directors.

                   PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

    (B) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
    Security transactions are accounted for on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income and accretion of discounts are recorded on the accrual basis. Dividend income is recorded on ex-dividend date. It is the Fund's policy to place securities on non-accrual status when collection of interest is doubtful.

    (C) FOREIGN   CURRENCY
    Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates using the current 4:00 p.m. London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the statement of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

    (D) FEDERAL INCOME TAXES
    It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and gains, if any, to its stockholders each year; as such, the Fund will not be subject to federal income taxes. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

    The accumulated capital losses available to offset future capital gains, if any, expire in the amounts indicated below on the following dates:

                   Carryover
                   Available         Expiration Date
               $  35,517,697        October 31, 2007
                  35,790,515        October 31, 2008
                  36,946,575        October 31, 2009
                  15,212,478        October 31, 2010
                  21,799,603        October 31, 2011
                  21,289,289        October 31, 2012
                   2,406,796        October 31, 2013
               -------------
               $ 168,962,953
               =============

    (E) CASH FLOW INFORMATION
    The Fund invests primarily in corporate debt securities and distributes dividends from net investment income, which are paid in cash or shares of common stock of the Fund. These activities are reported in the accompanying statement of changes in net assets, and additional information on cash receipts and cash payments is presented in the accompanying statement of cash flows.

                   PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

    (F) CASH AND CASH EQUIVALENTS
    The company considers all highly liquid investments purchased with initial maturity equal to or less than three months to be cash equivalents.

    (G) USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    (H) ADDITIONAL ACCOUNTING STANDARDS
    On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157 FAIR VALUE MEASUREMENTS ("SFAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

    At this time, management is evaluating the implications of FIN 48 and SFAS 157 and their impact on the financial statements have not yet been determined.

(3) INVESTMENT ADVISORY AGREEMENT:
    Highland earned $473,078 in management fees for the six months ended April 30, 2007. Management fees paid by the Fund to Highland were calculated at 0.65% (on an annual basis) of the Fund's average weekly net asset value, defined as total assets of the Fund less accrued liabilities (excluding the principal amount of any bank loan, notes and the liquidation preference of any preferred shares, and including accrued and unpaid dividends on any preferred shares), up to and including $175,000,000 of net assets, 0.55% on the next $50,000,000 of net assets and 0.50% of the excess of net assets over $225,000,000.

(4) PURCHASES AND SALES OF SECURITIES:
    For the six months ended April 30, 2007, the aggregate cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments was approximately $168,840,289 and $170,952,283, respectively. There were no purchases or sales of U.S. government obligations for the six months ended April 30, 2007.

                   PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

    The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts that also invest in high yield fixed-income securities. Although investment decisions for the Fund are made independently from those of such other accounts, investments of the type the Fund may make may also be made on behalf of such other accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Fund and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

(5) CERTAIN TRANSACTIONS:
    An officer of the Investment Adviser serves on the Board of Directors of the Fund but receives no compensation in this capacity.

    Directors who are not officers or employees of the Investment Adviser receive fees of $15,000 per year, together with the reimbursement of actual out-of-pocket expenses incurred relating to attendance at such meetings. For the six months ended April 30, 2007, the Fund incurred Board of Directors fees and expenses of $14,899.

(6) DIVIDENDS AND DISTRIBUTIONS:

    Distributions on the Fund's common stock ("Common Stock") are declared based on annual projections of the Fund's net investment income (defined as dividends and interest income, net of Fund expenses). The Fund plans to pay monthly distributions to holders of Common Stock ("Common Stockholders"). As a result of market conditions or investment decisions, the amount of distributions may exceed net investment income earned at certain times throughout the period. It is anticipated that, on an annual basis, the amount of distributions to Common Stockholders will not exceed net investment income (as defined above) allocated to Common Stockholders for income tax purposes.

    For the year ended October 31, 2006, the tax character of distributions paid by the Fund to Common Stockholders were as follows:

        Distributions from net investment income ........  $      8,166,360
        Distributions from paid in capital ..............                 0
                                                           ----------------
                                                           $      8,166,360
                                                           ================

                   PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

    For the year ended October 31, 2005, the tax character of distributions paid by the Fund to Common Stockholders were as follows:

        Distributions from net investment income ..........  $     9,063,083
        Distributions from paid in capital ................                0
                                                             ---------------
                                                             $     9,063,083
                                                             ===============

    The following is the history of the Fund's calendar year distributions and their composition to common stockholders in calendar years 2002 through 2006.


                                                       2006          2005             2004              2003              2002
                                                   -----------   -----------      -----------       -----------       -----------
Distributions to Common Stockholders ...........   $      0.27   $      0.28      $      0.33       $      0.31       $      0.72
Composition of Distributions*
    Ordinary Income ............................          100%          100%             100%              100%               58%
    Return of Capital ..........................            0%            0%               0%                0%               42%
    Capital Gains ..............................            0%            0%               0%                0%                0%
                                                   -----------   -----------      -----------       -----------       -----------
      Total ....................................          100%          100%             100%              100%              100%
                                                   ===========   ===========      ===========       ===========       ===========
Ordinary Income ................................   $      0.27   $      0.28      $      0.33       $      0.31       $      0.42
    Return of Capital ..........................   $        --   $        --      $        --       $        --       $      0.30
    Capital Gains ..............................   $        --   $        --      $        --       $        --       $        --
                                                   -----------   -----------      -----------       -----------       -----------
      Total ....................................   $      0.27   $      0.28      $      0.33       $      0.31       $      0.72
                                                   ===========   ===========      ===========       ===========       ===========

* Distributions and their composition may differ for Common Stockholders who bought or sold shares mid-year.

(7) PREFERRED  SHARES:
    On March 16, 2001, the Fund issued 3,000 shares of Series W Auction Rate Cumulative Preferred Shares (the "Preferred Shares") with $0.01 par value, $25,000 liquidation preference, for a total issuance of $75,000,000. As of April 30, 2007, 1,600 Preferred Shares were outstanding. The Fund may reborrow amounts in the future to increase its use of leverage within the limitations imposed by the 1940 Act. Significant provisions regarding the Preferred Shares are described below.

    REDEMPTION
    The Preferred Shares are not subject to any sinking fund, but are subject to mandatory redemption under certain circumstances. If the Fund does not timely cure a failure to meet certain asset coverages or timely filing requirements, the Preferred Shares are subject to mandatory redemption out of funds legally available in accordance with the Fund's charter and applicable law, at a redemption price of $25,000 per Preferred Share plus an amount equal to accumulated but unpaid dividends thereon, whether or not earned or declared to the date fixed for redemption. In addition, the Fund at its option may redeem Preferred Shares having a dividend period of one year or less at this same redemption price to the extent permitted under the 1940 Act and Maryland law. Any Preferred Shares repurchased or redeemed by the Fund will be classified as authorized but unissued Preferred Shares. The Preferred Shares have no preemptive, exchange or conversion rights. The Fund will not issue any class of stock senior to or on a parity with the Preferred Shares.

                   PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

    DIVIDENDS
    The Preferred Shares pay dividends based on a rate set at auctions, normally held every seven days. In most instances, dividends are payable every seven days, on the first business day following the end of the dividend period. The dividend payment date for special dividend periods of more than seven days is set forth in the notice designating a special dividend period. At April 30, 2007, the rate on the Preferred Shares was 5.25%.

    In general, when the Fund has any Preferred Shares outstanding, the Fund may not pay any dividend or distribution in respect of its common stock unless the Fund has paid all cumulative dividends on Preferred Shares.

    VOTING RIGHTS
    The Fund's Preferred Shares and Common Stock have equal voting rights of one vote per share and vote together as a single class, except they vote as separate classes on other matters as required under the Fund's charter, the 1940 Act and Maryland law.

    LIQUIDATION
    In the event of a liquidation of the Fund, whether voluntary or involuntary, the holders of the Preferred Shares are entitled to receive, prior to and in preference to any distribution of any of the assets of the Fund available for distribution to the holders of Common Stock, a liquidation preference in the amount of $25,000 for each Preferred Share outstanding plus an amount equal to all dividends thereon, whether or not earned or declared, accumulated but unpaid to and including the date of final distribution. After the payment to the holders of Preferred Shares of the full preferential amounts, the holders of Preferred Shares will have no right or claim to any of the remaining assets of the Fund.

(8) SECURITIES LOANS:
    The Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to unaffiliated broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities subject to the loan. The borrower pays to the Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. As of April 30, 2007, the market value of securities loaned by the Fund was $18,442,999. The loans were secured with cash collateral of $19,020,420.

(9) DISCLOSURE OF SIGNIFICANT RISKS:

    CREDIT RISK
    Credit risk is the risk that the issuer of a security owned by the Fund will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

    INTEREST  RATE RISK
    Interest rate risk is the risk that prices of securities owned by the Fund generally increase when interest rates decline and decrease when interest rates increase.

                   PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

    FOREIGN CURRENCY RISK
    Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 p.m. London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions.

                   PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
                       ADDITIONAL INFORMATION (UNAUDITED)

    APPROVAL OF INVESTMENT ADVISORY AGREEMENT
    The Fund has retained Highland to manage its assets pursuant to an Investment Advisory Agreement with Highland (the "Investment Advisory Agreement"), which has been approved by the Fund's Board of Directors, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund (the "Independent Directors"). Following an initial term of two years, the Investment Advisory Agreement continues in effect from year-to-year provided such continuance is specifically approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the Fund, or by the Board of Directors, and, in either event, by a majority of the Independent Directors of the Fund casting votes in person at a meeting called for such purpose.
    At a meeting held on December 8, 2006, the Independent Directors, assisted by their independent legal counsel, met in executive session to discuss the terms of the Investment Advisory Agreement. The Independent Directors reviewed various factors discussed in independent counsel's legal memorandum, detailed information provided by Highland and other relevant information and factors, including the following:
    THE  NATURE,  EXTENT,  AND  QUALITY OF THE SERVICES TO BE PROVIDED BY
HIGHLAND
    The Independent Directors considered the portfolio management services to be provided by Highland and the activities related to portfolio management, including use of technology, research capabilities, and investment management staff. They discussed the experience and qualifications of the personnel who will be providing advisory services, including the background and experience of the members of the portfolio management team. The Independent Directors reviewed the management structure, assets under management and investment philosophies and processes of Highland. They also reviewed and discussed Highland's compliance policies and procedures. The Independent Directors concluded that Highland had the quality and depth of personnel and investment methods essential to performing its duties under the Investment Advisory Agreement, and that the nature and the cost of such advisory services were satisfactory.
    HIGHLAND'S  HISTORICAL  PERFORMANCE IN MANAGING THE FUND
    The Independent Directors reviewed Highland's historical performance in managing the Fund as provided by Lipper. They noted that the Fund trailed its benchmarks and some of its peers in net asset value performance for periods of one year or less, it has outperformed its benchmark and most of its peers in the 3-year and 5-year time periods.
    THE INVESTMENT PERFORMANCE OF OTHER FUNDS MANAGED BY HIGHLAND
    The Independent Directors reviewed the performance of Highland-advised accounts or funds that are comparable to the Fund in terms of its investment objective and size. The Independent Directors noted that they were satisfied with the overall performance records of Highland.
    THE COSTS OF THE SERVICES TO BE PROVIDED BY HIGHLAND AND THE PROFITS TO BE REALIZED BY HIGHLAND AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUND
    The Independent Directors also gave substantial consideration to the fees payable under the Investment Advisory Agreement, including: (1) the basis points to be paid to Highland; (2) the anticipated expenses Highland would incur in providing advisory services; (3) so-called "fallout benefits" to Highland, such as any incremental increase to its reputation to be derived from serving as Adviser to the Fund; and (4) a comparison of the fees payable to Highland under the Investment Advisory Agreement to fees payable to Highland by other funds and to investment advisers serving other investment companies with similar investment programs to that of the Fund. After such review, the Independent Directors determined that the anticipated profitability rate to Highland with respect to the Investment Advisory Agreement was fair and reasonable.
    THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE FOR THE BENEFIT OF SHAREHOLDERS
    The Independent Directors considered the effective fees under the Investment Advisory Agreement, as a percentage of assets at different asset levels, and possible economies of scale to Highland. They considered the anticipated asset levels of the Fund, the information provided by Highland relating to estimated costs, and information comparing the fee rates to be charged by Highland with fee rates charged by other unaffiliated investment managers to their clients. The Independent

                  PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
                 ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

Directors concluded that the fee structures are reasonable and appropriately would result in a sharing of economies of scale for the near future in view of the information provided by Highland.
    Following a further discussion by the full Board of the factors above and the merits of the Investment Advisory Agreement and its various provisions, it was noted that in considering the continuance of the Fund's Investment Advisory Agreement, no single factor was determinative to the decision of the Board. Rather, after weighing all of the factors and reasons discussed above, the Board determined that the advisory arrangements, including the advisory fees paid to Highland under the Investment Advisory Agreement are fair and reasonable to the Fund in light of the services that Highland provides, its costs and Fund asset levels.

                      THIS PAGE LEFT BLANK INTENTIONALLY.

                      THIS PAGE LEFT BLANK INTENTIONALLY.

                   PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

INVESTMENT ADVISER                              LEGAL ADVISOR
Highland Capital Management, L.P.               Skadden, Arps, Slate, Meagher & Flom LLP
13455 Noel Road                                 Four Times Square
Suite 800                                       New York, NY 10036
Dallas, TX 75240

OFFICERS                                        INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
James D. Dondero -- President                   Deloitte & Touche LLP
Mark Okada -- Executive Vice President          JPMorgan Chase Tower
R. Joseph Dougherty -- Senior Vice President    2200 Ross Avenue
M. Jason Blackburn -- Secretary and Treasurer   Suite 1600
Michael S. Minces -- Compliance Officer         Dallas, TX 75201-6778

DIRECTORS                                       TRANSFER AND SHAREHOLDERS' SERVICING AGENT
R. Joseph  Dougherty                            PFPC Inc.
Bryan A. Ward                                   P.O. Box 43027
Timothy K. Hui                                  Providence, RI 02940-3027
Scott F. Kavanaugh
James F.  Leary                                 CUSTODIAN
                                                PFPC Trust Company
                                                8800 Tinicum Boulevard
                                                Philadelphia, PA 19153

FACTS FOR SHAREHOLDERS:
    Prospect Street High Income Portfolio, Inc. is listed on the New York Stock Exchange under the symbol "PHY". The Wall Street Journal and Wall Street Journal Online publish Friday's closing net asset value of the Fund every Monday and list the market price of the Fund daily. They are also published in Barron's Market Week every Saturday. Our website is www.prospectstreet.net. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and the Fund's proxy voting record for the most recent 12-month period ended June 30th are available (1) without charge, by calling (877) 665-1287, (2) on the Fund's website and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

    The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http:/www.sec.gov and also may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

    The Fund mails one shareholder  report to each shareholder  address.  If you
would  like  more  than  one  report,   please  call  shareholder   services  at
1-877-665-1287 and additional reports will be mailed to you.

    QUESTIONS REGARDING YOUR ACCOUNT: Please telephone PFPC Inc. at their toll free number, 1-800-331-1710, Monday through Friday from 9:00 a.m. to 5:00 p.m. e.s.t.

    WRITTEN CORRESPONDENCE REGARDING YOUR ACCOUNT:  Please address all   general
stockholder inquiries to PFPC Inc., P.O. Box 43027, Providence, RI 02940-3027.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                    REGISTRANT PURCHASES OF EQUITY SECURITIES

-----------------------------------------------------------------------------------------------------------------------------
                       (A) TOTAL  NUMBER         (B)  AVERAGE     (C) TOTAL NUMBER OF         (D) MAXIMUM  NUMBER (OR
                       OF SHARES (OR             PRICE PAID       SHARES  (OR UNITS)           APPROXIMATE  DOLLAR  VALUE) OF
                       UNITS) PURCHASED          PER  SHARE       PURCHASED  AS PART           SHARES OR UNITS) THAT MAY YET
                                                 (OR UNIT)        OF  PUBLICLY ANNOUNCED       BE PURCHASED UNDER THE
        PERIOD                                                    PLANS OR PROGRAMS            PLANS OR PROGRAMS
-----------------------------------------------------------------------------------------------------------------------------
November 1, 2006 to       22,820                     $3.2756               22,820                            30,874,699
November 30, 2006
-----------------------------------------------------------------------------------------------------------------------------
December 1, 2006 to       23,066                     $3.2449               23,066                            30,874,699
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------
January 1, 2007 to        21,776                     $3.3112               21,776                            30,874,699
January 31, 2007
-----------------------------------------------------------------------------------------------------------------------------
February 1, 2007 to       23,292                     $3.2557               23,292                            30,874,699
February 28, 2007
-----------------------------------------------------------------------------------------------------------------------------
March 1, 2007 to March    22,304                     $3.2539               22,304                            30,874,699
31, 2007
-----------------------------------------------------------------------------------------------------------------------------
April 1, 2007 to April    17,693                     $3.3675               17,693                            30,874,699
30, 2007
-----------------------------------------------------------------------------------------------------------------------------
Total                                                                                                        30,874,699
-----------------------------------------------------------------------------------------------------------------------------

a.   The date each plan or program was announced: January 21, 2000
b.   The dollar amount (or share or unit amount) approved: NONE
c.   The expiration date (if any) of each plan or program: NONE
d. Each plan or program that has expired during the period covered by the table: NONE
e. Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases.: NONE

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers have concluded, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

    (b) There were no changes to the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) PROSPECT STREET(R) HIGH INCOME PORTFOLIO INC.

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                          James D. Dondero, Chief Executive Officer
                          (principal executive officer)

Date              JUNE 13, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                          James D. Dondero, Chief Executive Officer
                          (principal executive officer)

Date              JUNE 13, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                          M. Jason Blackburn,  Chief Financial Officer
                          (principal financial officer)

Date              JUNE 13, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.